Reconciliation of Income Tax Expense on Pretax Income at Statutory Rate and Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation Of Income Taxes [Line Items]
Cayman statutory rate	$ 0	$ 0	$ 0
Tax on pretax income at statutory rate	15,727	6,788	8,142
Tax-exempt income	(2,573)	(4,325)	(5,149)
Permanent differences	(396)	1,730	861
Temporary differences	(344)	1,732	(2,290)
Alternative minimum tax	1,170	2,203	4,340
Income tax (10%) on undistributed earnings	2,491	3,396	2,631
Net changes in income tax credit	(899)	708	5,518
Net changes in valuation allowance of deferred income tax assets	733	(2,364)	(3,879)
Net operating loss carryforwards	(1,298)	(189)	604
Liabilities related to unrealized tax benefits	91	(39)	832
Adjustment of prior years' taxes and others	1,399	132	(4,494)
Income tax expense	$ 16,101	$ 9,772	$ 7,116